UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (UNAUDITED)

Number			Number
of Shares		Value	of Shares		Value

	COMMON STOCKS - 97.5%			Technology - 12.6%
			29,029	Cognizant Technology Solutions Corp. - Class A*	$1,866,855
	Basic Materials - 11.5%		38,952	eBay, Inc.*	1,181,414
33,495	Buckeye Technologies, Inc.	$1,120,073	30,861	Intel Corp.	748,379
33,542	LyondellBasell Industries NV - Class A - f	1,089,780	33,020	Microsoft Corp.	857,199
7,330	NewMarket Corp.	1,452,146	58,084	NCR Corp.*	956,063
86,691	Solutia, Inc.*	1,498,020			5,609,910
		5,160,019
				TOTAL COMMON STOCKS (Cost $31,113,612)	43,618,229
	Communications - 10.4%
34,911	Amdocs Ltd.* - f	996,011		SHORT TERM INVESTMENT - 0.1%
21,259	Harris Corp.	766,174	Principal
15,220	Liberty Media Corp. - Class A*	1,187,921	Amount	Variable Rate Demand Note** - 0.1%
26,617	NII Holdings, Inc.*	566,942	$50,000	American Family, 0.10%	50,000
17,915	Time Warner Cable, Inc. - Class A	1,138,857
		4,655,905		TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000

	Consumer Cyclical - 19.4%			Total Investments (Cost $31,163,612) - 97.6%	43,668,229
36,992	Ascent Capital Group, Inc. - Class A*	1,876,234
3,778	AutoZone, Inc.*	1,227,737		Other Assets and Liabilities, Net - 2.4%	1,059,575
35,247	Coach, Inc.	2,151,477
21,830	Dollar Tree, Inc.*	1,814,291		TOTAL NET ASSETS - 100.0%	$44,727,804
36,750	Express, Inc.*	732,795
63,490	Pier 1 Imports, Inc.*	884,416	*	Non-income producing security.
		8,686,950	**	Rate in effect as of December 31, 2011.
			ADR	American Depository Receipt.
	Consumer Non Cyclical - 5.8%		f	Foreign security.
16,594	Alliance Data Systems Corp.*	1,723,121
19,376	Covidien PLC - f	872,114
		2,595,235

	Energy - 9.1%
28,844	Energy Partners Ltd.*	421,122
18,386	Ensco PLC - ADR - f	862,671
64,289	Rosetta Resources, Inc.*	2,796,572
		4,080,365

	Financial - 6.8%
57,760	Janus Capital Group, Inc.	364,466
21,940	Loews Corp.	826,041
1,791	Markel Corp.*	742,674
16,071	Portfolio Recovery Associates, Inc.*	1,085,114
		3,018,295

	Industrial - 21.9%
35,536	Aecom Technology Corp.*	730,976
26,209	Atlas Air Worldwide Holdings, Inc.*	1,007,212
22,448	Canadian Pacific Railway Ltd. - f	1,519,056
44,577	EMCOR Group, Inc.	1,195,109
30,326	EnerSys*	787,566
41,053	KBR, Inc.	1,144,147
57,572	Titan International, Inc.	1,120,351
21,251	Tyco International Ltd. - f	992,634
30,288	WABCO Holdings, Inc.*	1,314,499
		9,811,550

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,618,229	$-	$-	$43,618,229
Short-Term Investments	-	50,000	-	50,000
Total Investments	$43,618,229	$50,000	$-	$43,668,229

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2011, the fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$31,163,612

Gross unrealized appreciation	13,800,767
Gross unrealized depreciation	(1,296,150)
Net unrealized appreciation / (depreciation)	$12,504,617

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                                 Mark Foster, President

Date  February 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Foster
                                                    Mark Foster, President

Date  February 17, 2012

By (Signature and Title)* /s/ Mickey Kim
                                                   Mickey Kim, Treasurer

Date  February 17, 2012